LEASES	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
LEASES

11.	LEASES

As of December 31, 2019, the Company leased in three vessels (2018: three vessels) from SFL and five vessels (2018: nil) from Trafigura on time charters classified as finance leases, see Note 19. for further details. The Company leased in two vessels (2018: two vessels) from a third party on time charters classified as operating leases. The operating leases are at fixed rates for an initial two-year period, with an option to extend for an additional year. The minimum lease payments disclosed below do not include the optional year as the Company assessed that it was not reasonably certain of extending the leases at the date the contracts were entered into. The Company has allocated the consideration due under the operating leases between the lease and non-lease components based upon the estimated stand alone price of the services provided by the owner of the vessels, which include the provision of crewing, vessel insurance, repairs and maintenance and lubes. The Company has recorded the non-lease component of $6.6 million within Ship operating expenses and has recognized the lease component of $8.5 million within Charter hire expense within the Consolidated Statement of Operations for the year end December 31, 2019. The Company is also committed to make rental payments under operating leases for office premises. Certain of these leases include variable lease elements linked to inflation indexes. Such variable payments have been estimated on the date of adoption of ASC 842 based on the index at that time and are included in the minimum lease payments. Rental expense for office premises of $2.7 million is recorded in Administrative expenses in the Consolidated Statement of Operations for the year end December 31, 2019.

Rental expense
The future minimum lease payments under the Company's non-cancellable operating leases as at December 31, 2019 are as follows:

(in thousands of $)
2020	5,412
2021	2,039
2022	1,707
2023	1,578
2024	1,567
Thereafter	1,186
Total minimum lease payments	13,489
Less: Imputed interest	(1,012)
Present value of operating lease liabilities	12,477

The future minimum lease payments under the Company's non-cancellable operating leases as at December 31, 2018 are as follows:

(in thousands of $)
2019	17,348
2020	6,682
2021	550
2022	181
2023	41
Thereafter	—
24,802

Total expense for operating leases was $11.2 million, $23.2 million and $21.2 million for the years ended December 31, 2019, 2018 and 2017, respectively. Cash paid for amounts included in operating lease liabilities was $10.8 million in the year ended December 31, 2019. The weighted-average discount rate based on the Company's IBR in relation to the operating leases was 3.9% for the year ended December 31, 2019 and the weighted-average remaining lease term was four years as of December 31, 2019.

Rental income
One LR2 tanker and one Suezmax tanker were on fixed rate time charters at December 31, 2019 (2018: one LR2 tanker). Two Suezmax tankers were on fixed rate time charters with profit share clauses at December 31, 2019 (2018: nil vessels). In addition, the Company agreed to charter-out five Suezmax tankers to Trafigura under the SPA, for a period of three years at a daily base rate of $28,400 plus 50% profit share. For accounting purposes the leases do not commence until closing of the transaction (see Note 5.) which took place on March 16, 2020. The minimum lease rental income for these five vessels has been included from March 16, 2020 until the end of the leases. The future minimum lease payments to be received under these contracts as of December 31, 2019 are as follows:

(in thousands of $)
2020	47,709
2021	51,830
2022	28,968
2023	—
2024	—
Thereafter	—
Total minimum lease payments	128,507

The future minimum lease payments to be received under non-cancellable operating lease contracts as of December 31, 2018 are as follows:

(in thousands of $)
2019	7,037
2020	117
2021	—
2022	—
2023	—
Thereafter	—
Total minimum lease payments	7,154

The cost and accumulated depreciation of vessels leased to third parties under time charters, excluding the five Suezmax tankers chartered-out to Trafigura, as of December 31, 2019 were $239.4 million and $47.8 million, respectively, and as of December 31, 2018 were $158.8 million and $12.3 million, respectively.

Contingent rental income
In July 2018, the Company entered into an agreement to charter-out one Suezmax tanker on a variable rate time charter. The Company recognized charter income of $5.2 million in the year ended December 31, 2019 (2018: $2.7 million) in relation to this charter. In August 2019, the vessel was chartered on a fixed rate charter with profit sharing clause. Profit share income of $1.6 million was recognized in the year ended December 31, 2019 in relation to this charter.

In September 2018, the Company entered into an agreement to charter-out one LR2 tanker on a variable rate time charter. The rate of hire is based on the actual earnings of the vessel, with no ceiling and no floor. The Company recognized charter income of $5.0 million including profit share in the year ended December 31, 2019 (2018: $2.4 million) in relation to this charter.

In January 2019, the Company entered into an agreement to charter-out one Suezmax tanker on a fixed rate time charter, including profit share. No profit share was recognized in the year ended December 31, 2019 in relation to this charter.

LEASES

11.	LEASES

As of December 31, 2019, the Company leased in three vessels (2018: three vessels) from SFL and five vessels (2018: nil) from Trafigura on time charters classified as finance leases, see Note 19. for further details. The Company leased in two vessels (2018: two vessels) from a third party on time charters classified as operating leases. The operating leases are at fixed rates for an initial two-year period, with an option to extend for an additional year. The minimum lease payments disclosed below do not include the optional year as the Company assessed that it was not reasonably certain of extending the leases at the date the contracts were entered into. The Company has allocated the consideration due under the operating leases between the lease and non-lease components based upon the estimated stand alone price of the services provided by the owner of the vessels, which include the provision of crewing, vessel insurance, repairs and maintenance and lubes. The Company has recorded the non-lease component of $6.6 million within Ship operating expenses and has recognized the lease component of $8.5 million within Charter hire expense within the Consolidated Statement of Operations for the year end December 31, 2019. The Company is also committed to make rental payments under operating leases for office premises. Certain of these leases include variable lease elements linked to inflation indexes. Such variable payments have been estimated on the date of adoption of ASC 842 based on the index at that time and are included in the minimum lease payments. Rental expense for office premises of $2.7 million is recorded in Administrative expenses in the Consolidated Statement of Operations for the year end December 31, 2019.

Rental expense
The future minimum lease payments under the Company's non-cancellable operating leases as at December 31, 2019 are as follows:

(in thousands of $)
2020	5,412
2021	2,039
2022	1,707
2023	1,578
2024	1,567
Thereafter	1,186
Total minimum lease payments	13,489
Less: Imputed interest	(1,012)
Present value of operating lease liabilities	12,477

The future minimum lease payments under the Company's non-cancellable operating leases as at December 31, 2018 are as follows:

(in thousands of $)
2019	17,348
2020	6,682
2021	550
2022	181
2023	41
Thereafter	—
24,802

Total expense for operating leases was $11.2 million, $23.2 million and $21.2 million for the years ended December 31, 2019, 2018 and 2017, respectively. Cash paid for amounts included in operating lease liabilities was $10.8 million in the year ended December 31, 2019. The weighted-average discount rate based on the Company's IBR in relation to the operating leases was 3.9% for the year ended December 31, 2019 and the weighted-average remaining lease term was four years as of December 31, 2019.

Rental income
One LR2 tanker and one Suezmax tanker were on fixed rate time charters at December 31, 2019 (2018: one LR2 tanker). Two Suezmax tankers were on fixed rate time charters with profit share clauses at December 31, 2019 (2018: nil vessels). In addition, the Company agreed to charter-out five Suezmax tankers to Trafigura under the SPA, for a period of three years at a daily base rate of $28,400 plus 50% profit share. For accounting purposes the leases do not commence until closing of the transaction (see Note 5.) which took place on March 16, 2020. The minimum lease rental income for these five vessels has been included from March 16, 2020 until the end of the leases. The future minimum lease payments to be received under these contracts as of December 31, 2019 are as follows:

(in thousands of $)
2020	47,709
2021	51,830
2022	28,968
2023	—
2024	—
Thereafter	—
Total minimum lease payments	128,507

The future minimum lease payments to be received under non-cancellable operating lease contracts as of December 31, 2018 are as follows:

(in thousands of $)
2019	7,037
2020	117
2021	—
2022	—
2023	—
Thereafter	—
Total minimum lease payments	7,154

The cost and accumulated depreciation of vessels leased to third parties under time charters, excluding the five Suezmax tankers chartered-out to Trafigura, as of December 31, 2019 were $239.4 million and $47.8 million, respectively, and as of December 31, 2018 were $158.8 million and $12.3 million, respectively.

Contingent rental income
In July 2018, the Company entered into an agreement to charter-out one Suezmax tanker on a variable rate time charter. The Company recognized charter income of $5.2 million in the year ended December 31, 2019 (2018: $2.7 million) in relation to this charter. In August 2019, the vessel was chartered on a fixed rate charter with profit sharing clause. Profit share income of $1.6 million was recognized in the year ended December 31, 2019 in relation to this charter.

In September 2018, the Company entered into an agreement to charter-out one LR2 tanker on a variable rate time charter. The rate of hire is based on the actual earnings of the vessel, with no ceiling and no floor. The Company recognized charter income of $5.0 million including profit share in the year ended December 31, 2019 (2018: $2.4 million) in relation to this charter.

In January 2019, the Company entered into an agreement to charter-out one Suezmax tanker on a fixed rate time charter, including profit share. No profit share was recognized in the year ended December 31, 2019 in relation to this charter.

LEASES

11.	LEASES

As of December 31, 2019, the Company leased in three vessels (2018: three vessels) from SFL and five vessels (2018: nil) from Trafigura on time charters classified as finance leases, see Note 19. for further details. The Company leased in two vessels (2018: two vessels) from a third party on time charters classified as operating leases. The operating leases are at fixed rates for an initial two-year period, with an option to extend for an additional year. The minimum lease payments disclosed below do not include the optional year as the Company assessed that it was not reasonably certain of extending the leases at the date the contracts were entered into. The Company has allocated the consideration due under the operating leases between the lease and non-lease components based upon the estimated stand alone price of the services provided by the owner of the vessels, which include the provision of crewing, vessel insurance, repairs and maintenance and lubes. The Company has recorded the non-lease component of $6.6 million within Ship operating expenses and has recognized the lease component of $8.5 million within Charter hire expense within the Consolidated Statement of Operations for the year end December 31, 2019. The Company is also committed to make rental payments under operating leases for office premises. Certain of these leases include variable lease elements linked to inflation indexes. Such variable payments have been estimated on the date of adoption of ASC 842 based on the index at that time and are included in the minimum lease payments. Rental expense for office premises of $2.7 million is recorded in Administrative expenses in the Consolidated Statement of Operations for the year end December 31, 2019.

Rental expense
The future minimum lease payments under the Company's non-cancellable operating leases as at December 31, 2019 are as follows:

(in thousands of $)
2020	5,412
2021	2,039
2022	1,707
2023	1,578
2024	1,567
Thereafter	1,186
Total minimum lease payments	13,489
Less: Imputed interest	(1,012)
Present value of operating lease liabilities	12,477

The future minimum lease payments under the Company's non-cancellable operating leases as at December 31, 2018 are as follows:

(in thousands of $)
2019	17,348
2020	6,682
2021	550
2022	181
2023	41
Thereafter	—
24,802

Total expense for operating leases was $11.2 million, $23.2 million and $21.2 million for the years ended December 31, 2019, 2018 and 2017, respectively. Cash paid for amounts included in operating lease liabilities was $10.8 million in the year ended December 31, 2019. The weighted-average discount rate based on the Company's IBR in relation to the operating leases was 3.9% for the year ended December 31, 2019 and the weighted-average remaining lease term was four years as of December 31, 2019.

Rental income
One LR2 tanker and one Suezmax tanker were on fixed rate time charters at December 31, 2019 (2018: one LR2 tanker). Two Suezmax tankers were on fixed rate time charters with profit share clauses at December 31, 2019 (2018: nil vessels). In addition, the Company agreed to charter-out five Suezmax tankers to Trafigura under the SPA, for a period of three years at a daily base rate of $28,400 plus 50% profit share. For accounting purposes the leases do not commence until closing of the transaction (see Note 5.) which took place on March 16, 2020. The minimum lease rental income for these five vessels has been included from March 16, 2020 until the end of the leases. The future minimum lease payments to be received under these contracts as of December 31, 2019 are as follows:

(in thousands of $)
2020	47,709
2021	51,830
2022	28,968
2023	—
2024	—
Thereafter	—
Total minimum lease payments	128,507

The future minimum lease payments to be received under non-cancellable operating lease contracts as of December 31, 2018 are as follows:

(in thousands of $)
2019	7,037
2020	117
2021	—
2022	—
2023	—
Thereafter	—
Total minimum lease payments	7,154

The cost and accumulated depreciation of vessels leased to third parties under time charters, excluding the five Suezmax tankers chartered-out to Trafigura, as of December 31, 2019 were $239.4 million and $47.8 million, respectively, and as of December 31, 2018 were $158.8 million and $12.3 million, respectively.

Contingent rental income
In July 2018, the Company entered into an agreement to charter-out one Suezmax tanker on a variable rate time charter. The Company recognized charter income of $5.2 million in the year ended December 31, 2019 (2018: $2.7 million) in relation to this charter. In August 2019, the vessel was chartered on a fixed rate charter with profit sharing clause. Profit share income of $1.6 million was recognized in the year ended December 31, 2019 in relation to this charter.

In September 2018, the Company entered into an agreement to charter-out one LR2 tanker on a variable rate time charter. The rate of hire is based on the actual earnings of the vessel, with no ceiling and no floor. The Company recognized charter income of $5.0 million including profit share in the year ended December 31, 2019 (2018: $2.4 million) in relation to this charter.

In January 2019, the Company entered into an agreement to charter-out one Suezmax tanker on a fixed rate time charter, including profit share. No profit share was recognized in the year ended December 31, 2019 in relation to this charter.